BORROWINGS - Long term borrowings (Details)	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2023 CNY (¥)	Sep. 30, 2023 USD ($)	Sep. 30, 2023 CNY (¥)	Aug. 31, 2023 USD ($)	Aug. 31, 2023 CNY (¥)	Apr. 30, 2023 USD ($)	Apr. 30, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Nov. 30, 2022 USD ($)	Nov. 30, 2022 CNY (¥)	Aug. 31, 2022 USD ($)	Aug. 31, 2022 CNY (¥)	May 31, 2022 USD ($)	May 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Feb. 28, 2019 USD ($)	Feb. 28, 2019 CNY (¥)
Debt instrument
Amount repaid	$ 13,506,221		$ 4,353,588		$ 5,089,717
Current portion of long-term borrowings	4,161,549		2,850,128
Borrowings from Shanghai Pudong Development Bank Co., Ltd., one
Debt instrument
Amount borrowed																																$ 1,076,874	¥ 7,500,000
Term of the debt																																3 years	3 years
Interest rate (as a percent)																																5.46%	5.46%
Amount repaid			358,958	¥ 2,500,000	484,594	¥ 3,375,000	$ 179,479	¥ 1,250,000	$ 53,844	¥ 375,000
Current portion of long-term borrowings					358,958																				¥ 2,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., two
Debt instrument
Amount borrowed																														$ 861,500	¥ 6,000,000
Term of the debt																														3 years	3 years
Interest rate (as a percent)																														5.23%	5.23%
Amount repaid			287,167	2,000,000	387,675	2,700,000	$ 143,583	¥ 1,000,000	$ 43,075	¥ 300,000
Current portion of long-term borrowings					287,167																				¥ 2,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., three
Debt instrument
Amount borrowed																												$ 2,329,620	¥ 16,500,000
Term of the debt																												3 years	3 years
Interest rate (as a percent)																												4.27%	4.27%
Amount repaid			543,578	3,850,000	$ 232,962	¥ 1,650,000
Current portion of long-term borrowings			1,553,080									$ 1,553,080	¥ 11,000,000					¥ 11,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., four
Debt instrument
Amount borrowed																										$ 1,200,107	¥ 8,500,000
Term of the debt																										3 years	3 years
Interest rate (as a percent)																										4.05%	4.05%
Amount repaid	120,011	¥ 850,000	60,005	425,000
Current portion of long-term borrowings	1,020,092		120,011								¥ 7,225,000							850,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., five
Debt instrument
Amount borrowed																							$ 2,823,782	¥ 20,000,000
Term of the debt																							3 years	3 years
Interest rate (as a percent)																							4.00%	4.00%
Amount repaid	211,784	1,500,000	70,595	¥ 500,000
Current portion of long-term borrowings	1,341,297		211,784								9,500,000							1,500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., six
Debt instrument
Amount borrowed																					$ 2,823,782	¥ 20,000,000
Term of the debt																					3 years	3 years
Interest rate (as a percent)																					4.00%	4.00%
Amount repaid	141,189	1,000,000
Current portion of long-term borrowings	282,378		141,189								2,000,000							1,000,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., seven
Debt instrument
Amount borrowed																			$ 1,411,891	¥ 10,000,000
Term of the debt																			3 years	3 years
Interest rate (as a percent)																			4.00%	4.00%
Amount repaid	70,595	500,000
Current portion of long-term borrowings	141,189		70,595								1,000,000							500,000
Borrowings from Shanghai Pudong Development Bank Co., Ltd., eight
Debt instrument
Amount borrowed																$ 988,324	¥ 7,000,000
Term of the debt																3 years	3 years
Interest rate (as a percent)																3.90%	3.90%
Amount repaid	21,178	150,000
Current portion of long-term borrowings	77,654										550,000
Borrowings from Agricultural Bank of China Limited one
Debt instrument
Amount borrowed																							$ 4,235,673	¥ 30,000,000
Term of the debt																							3 years	3 years
Interest rate (as a percent)																							4.00%	4.00%
Amount repaid	423,567	3,000,000
Current portion of long-term borrowings	705,945		423,567								5,000,000							3,000,000
Borrowings from Agricultural Bank of China Limited two
Debt instrument
Amount borrowed																					$ 1,397,772	¥ 9,900,000
Term of the debt																					3 years	3 years
Interest rate (as a percent)																					4.00%	4.00%
Amount repaid	141,189	1,000,000
Current portion of long-term borrowings	282,378		141,189								2,000,000							1,000,000
Borrowings from Agricultural Bank of China Limited three
Debt instrument
Amount borrowed																			$ 1,397,772	¥ 9,900,000
Term of the debt																			3 years	3 years
Interest rate (as a percent)																			4.00%	4.00%
Amount repaid	141,189	¥ 1,000,000
Current portion of long-term borrowings	282,378		$ 141,189								2,000,000							¥ 1,000,000
Borrowings from Bank of Jiangsu Co., Ltd one
Debt instrument
Amount borrowed														$ 1,411,891	¥ 10,000,000
Term of the debt														18 months	18 months
Interest rate (as a percent)														3.80%	3.80%
Current portion of long-term borrowings	14,119										100,000
Borrowings from Bank of Jiangsu Co., Ltd two
Debt instrument
Amount borrowed												$ 1,411,891	¥ 10,000,000
Term of the debt												18 months	18 months
Interest rate (as a percent)												3.80%	3.80%
Current portion of long-term borrowings	$ 14,119										¥ 100,000